Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 7.6	$ 7.4	$ 2.2
Cash margin accounts related to derivative instruments recognized	41.8	3.4
Cumulative net mark to market valuation of certain derivative positions recognized in unallocated derivative gains losses	$ (35.6)	(8.4)
Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on early termination agreement			58.1
Foreign currency exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument maturity	1 year
Interest rate contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	$ (7.0)	(7.6)
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	2.6	$ 2.7
Effective portion of the hedge loss reclassified to interest expense over the next twelve months	(0.6)
Gain (loss) on early termination agreement			4.6
Total Through Q4 2017 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 17.2
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument maturity	1 year
Fiscal Year Two Thousand Eighteen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 7.8
Fiscal Year Two Thousand Nineteen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.0
Fiscal Year Two Thousand Twenty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.1
Fiscal Year Two Thousand Twenty One [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	8.4
Fiscal Year Two Thousand Twenty Two [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of deferred gain on early termination agreement	$ 4.0
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%	3.50%
Interest Expense [Member] | Interest rate contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	$ (0.6)	$ (0.6)
Interest Expense [Member] | Interest rate contract [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	$ (0.6)	$ (0.6)	$ (0.6)